Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,907,926	$ 3,840,352	$ 3,813,522
Less: accumulated depreciation	(3,309,278)	(3,314,471)	(3,298,688)
Property and equipment, net	598,648	525,881
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	387,866	400,091	395,645
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,230,968	2,235,061	2,233,573
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,102,943	1,013,376	994,544
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 186,149	$ 191,824	$ 189,760